Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIRST TRUST EXCHANGE-TRADED FUND VIII
Prospectus Date	rr_ProspectusDate	Apr. 21, 2025
Document Creation Date	dei_DocumentCreationDate	Apr. 21, 2025